Merger Transaction (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill, acquired during period	$ 16,622	$ 34
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	489
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables	1,648
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory	829
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other	1,062
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	1,224
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	6,203
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets	560
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	28,378
BusinessCombinationRecognizedIdentifiableAssetsAcquiredAndLiabilitiesAssumedCurrentLiabilitiesShortTermDebt	462
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable	711
Business Combination, Recognized Identifiable Assets Acquired And Liabilities Assumed, Current Liabilities, Accrued Compensation adn Benefits	305
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other	1,608
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt	6,416
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent	1,173
Business Combination, Recognized Identifiable Assets Acquired And Liabilities Assumed, NonCurrent Liabilities, Pension and Postretirement Benefits	774
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other	1,088
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	12,537
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, NonControlling Interest	34
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	15,807
Business Combination, Cash Consideration paid to JCI Inc. shareholders	3,864
Business Combination, Consideration Transferred	19,671
Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired	$ 2,280
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	11 years
Technology-Based Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired	$ 1,530
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	10 years
Other Finite Lived Intangible [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired	$ 223
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	8 years
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Indefinite-lived Intangible Assets Acquired	$ 2,020
Other Infinite-Lived Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Indefinite-lived Intangible Assets Acquired	90
In Process Research and Development [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Indefinite-lived Intangible Assets Acquired	60
Building Efficiency | Buildings Tyco [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill, acquired during period	16,364
Building Efficiency | Buildings Tyco [Member] | Tyco Merger [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Goodwill, acquired during period	$ 16,363